SHARE CAPITAL AND RESERVES (Details 2)	Jun. 30, 2022 USD ($) $ / shares	Mar. 31, 2022 USD ($) $ / shares
Statement [Line Items]
Share purchase warrants outstanding	6,176,470	5,000,000
Exercise Price 1
Statement [Line Items]
Share purchase warrants outstanding	16,000,000	16,000,000
Exercise price	$ 0.05	$ 0
Exercise Price 2
Statement [Line Items]
Share purchase warrants outstanding	1,176,470	0
Exercise price	$ 0.085	$ 0
Exercise Price 3
Statement [Line Items]
Exercised | $	$ (11,000,000)	$ (11,000,000)